CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2013
Condensed Statements Of Operations
REVENUES
EXPENSES
General and administrative	197,707	44,722	393,415	47,284
Impairment loss on mineral claim		23,500,000	23,500,000
TOTAL EXPENSES	197,707	23,544,722	23,893,415	47,284
OTHER EXPENSE
Loss on revaluation of derivative liability	52,561		1,223,529
Benefit from conversion of convertible debt		4,391,200
Amortization of deferred charges	60,529		209,589
Amortization of debt discount	198,664		157,533
(Gain) Loss on extinguishment of debt			(96,819)	(72,328)
Shares issued for compensation			280,000
Interest expense	23,916	4,454	118,545	14,929
TOTAL OTHER EXPENSES (INCOME)	335,670	4,395,654	1,892,377	(57,399)
NET LOSS	$ (533,377)	$ (27,940,376)	$ (25,785,792)	$ 10,119
NET LOSS PER COMMON SHARE
Basic	$ (0.01)	$ (2.04)	$ (0.29)	$ 0.01
Fully Diluted	$ (0.00)	$ (0.11)	$ (0.17)	$ 0.00
WEIGHTED AVERAGE OUTSTANDING SHARES
Basic	87,971,428	13,694,469	87,971,428	676,575
Fully diluted	153,065,199	249,576,935	153,065,199	151,476,935